Restricted cash and restricted time deposit	12 Months Ended
Dec. 31, 2015
Restricted cash and restricted time deposit
Restricted cash and restricted time deposit

4.  Restricted cash and restricted time deposit

To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance, the Group held restricted cash of RMB1,038,286 and RMB2,114,913 as of December 31, 2014 and December 31, 2015 respectively. Changes in the restricted cash balances associated with the bank acceptance are classified as cash flows from operating activities in the Consolidated Statements of Cash Flows as the Group considers restricted cash arising from these activities directly related to the Group’s ordinary business operations.

To maintain guarantee balances at the bank as collaterals for the short-term bank loans of US$309,000 (see Note 16), the Group held restricted cash of RMB2,000,000 as of December 31, 2014, which was bank deposit with the original term of one year at the bank. Changes in the restricted cash balances associated with short-term bank loans are classified as cash flow from investing activities in the Consolidated Statements of Cash Flows as the Group considers restricted cash arising from these activities similar to an investment.